Revenue (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues		$ 7,714,000	$ 8,811,000
Deferred revenue, revenue recognized		53,700	20,600
Capitalized contract cost		18,900	21,900
Other assets		3,200	5,000
Capitalized contract cost amortization		31,100	36,200
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	7,581,000	8,811,000
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 133,000

[1]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.